GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Feb. 28, 2025	Nov. 30, 2024	Feb. 29, 2024	Nov. 30, 2023	Feb. 28, 2025	Feb. 29, 2024	Aug. 31, 2024	Aug. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 45,163,080				$ 45,163,080		$ 39,401,857	$ 13,523,266
Net loss	$ 1,272,988	$ 4,640,904	$ 1,430,758	$ 1,524,321	5,913,892	$ 2,955,079	26,315,396	6,317,373
Cash used in operating activities					10,691	(457,609)	30,822	(1,674,395)
Net Cash Provided by (Used in) Operating Activities					$ (10,691)	$ 457,609	$ (30,822)	$ 1,674,395